Leases (Details) - Schedule of Net Minimum Lease Payments - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Net Minimum Lease Payments [Abstract]
Operating Leases, 2025	$ 2,104
Finance Leases, 2025	81
Operating Leases, 2026	1,060
Finance Leases, 2026	83
Operating Leases, 2027	336
Finance Leases, 2027	75
Operating Leases, 2028	141
Finance Leases, 2028	62
Operating Leases, 2029	18
Finance Leases, 2029	12
Operating Leases, Thereafter
Finance Leases, Thereafter	58
Operating Leases, Total minimum lease payments	3,659
Finance Leases, Total minimum lease payments	371
Operating Leases, Less: amount representing interest	(169)
Finance Leases, Less: amount representing interest	(50)
Operating Leases, Present value of net minimum lease payments	3,490	$ 3,032
Finance Leases, Present value of net minimum lease payments	$ 321	$ 313